Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Provisions [Abstract]
Schedule of provisions [text block]
	Warranties (i)	Litigation and claims	Others	Total
	(in thousands)
Balance at January 1, 2017	$1,528,898	1,027,328	265,445	2,821,671
Additions	436,464	90,945	4,346	531,755
Usage	(297,829)	(1,025,032)	-	(1,322,861)
Reversals	(120,704)	-	-	(120,704)
Effect of change in exchange rate	131	(3,721)	(20,308)	(23,898)
Balance at December 31, 2017	1,546,960	89,520	249,483	1,885,963
Less: current	(725,366)	(89,520)	(4,346)	(819,232)
Noncurrent	$821,594	-	245,137	1,066,731

Balance at January 1, 2018	$1,546,960	89,520	249,483	1,885,963
Additions	276,846	336,061	571,113	1,184,020
Usage	(259,109)	-	(187,842)	(446,951)
Reversals	(100,754)	-	(215)	(100,969)
Effect of change in exchange rate	(74)	5,647	10,413	15,986
Balance at December 31, 2018	1,463,869	431,228	642,952	2,538,049
Less: current	(686,424)	(431,228)	(389,912)	(1,507,564)
Noncurrent	$777,445	-	253,040	1,030,485

(i)	The provisions for warranties were estimated based on historical experience of warranty claims rate associated with similar products and services. The Company expects most warranty claims will be made within two years from the date of the sale of the product.